UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o Horizon Asset Management LLC

470 Park Avenue South

New York, NY 10016

(Address of principal executive offices)

646-495-7333

(Registrant’s telephone number, including area code)

Russell Cleveland

President and CEO

RENN Capital Group, Inc.

Suite 162

11520 North Central Expressway

Dallas, Texas 75243

(Name and address of agent for service of process)

214-891-8294

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

June 30, 2017

(Date of reporting period)

Item 1. Semi-Annual Report to Shareholders

RENN Fund, Inc.

2017 Semi-Annual Report

"The Entrepreneurial Difference"

RENN

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OF

RENN FUND, INC.

June 30, 2017

Dear Shareholders,

As of June 29, 2017, the shareholders voted to have Horizon Asset Management LLC become the new investment manager. Under Horizon, major expenses will be saved and the Fund will have the opportunity to grow its assets. I am remaining on the Board of Directors and looking forward to serving on the Board and working with Horizon.

In the current portfolio, we have several investments that are making excellent progress. Bovie Medical (NYSE:BVX), had an excellent second quarter. The Company has a “killer app” with its J-Plasma treatment in dermatology, with amazing results in face lifts and other skin applications. We have a block of 615,000 shares of Bovie Medical. This investment could attract major new interest among investors. Another investment, AnchorFree, a private company in the secure internet area, has been growing rapidly. New downloads exceed 500,000,000 customers, passing Twitter on the number of Apple downloads. We are hoping for a liquidity event in this holding and to realize further gains. Horizon will be making new investments. I am optimistic about the future of this Fund.

Sincerely,

Russell Cleveland

President and CEO

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED JUNE 30, 2017

RENN Fund, Inc.

Schedule of Investments

June 30, 2017 (unaudited)

Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%
Other Assets and Liabilities	-13.8%
Crude Petroleum & Natural Gas	0.0%
Medical Chemicals and Botanical Products	1.5%
U.S. Treasury Notes	18.6%
Surgical & Medical Instruments & Apparatus	22.8%
Communication Services	32.7%
Money Market Funds	38.2%
100.0%

Allocation of Assets by Country (% of Fund’s Net Assets)

100% US

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Schedule of Investments

June 30, 2017 (unaudited)

Item 1. SCHEDULE OF INVESTMENTS

Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(5)

	U.S. TREASURY NOTES—18.57% (4)
$1,200,000	US Treasury Note Zero Coupon Maturity 08/10/17	$1,199,961	$1,199,961

	Total U.S. Treasury Notes	1,199,961	1,199,961

	MONEY MARKET ACCOUNTS—38.19% (4)
2,467,942	Federal Government Obligation Fund	2,467,942	2,467,942

	Total Money Market Accounts	2,467,942	2,467,942

	CONVERTIBLE BONDS – 0.00% (3)(4)(6)
	Crude Petroleum & Natural Gas –0.00%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity December 31, 2014	1,000,000	0
	Total Unaffiliated Convertible Bonds	1,000,000	0

	COMMON EQUITIES – 24.36% (3)(4)(6)
	Crude Petroleum & Natural Gas – 0.00%
808,445	PetroHunter Energy Corporation	101,056	0

	Medical Chemicals and Botanical products –1.52%
193,070	FitLife Brands, Inc	9,131,687	98,466

	Surgical & Medical Instruments & Apparatus – 22.84%
615,000	Bovie Medical Corporation	1,470,958	1,476,000

	Total Unaffiliated Common Equities	10,703,701	1,574,466

	TOTAL UNAFFILIATED INVESTMENTS	$15,371,604	$5,242,369

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$5,042
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(10,134,277)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$(10,129,235)

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Schedule of Investments

June 30, 2017 (unaudited)

SCHEDULE OF INVESTMENTS

Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(5)

	CONVERTIBLE PREFERRED EQUITIES – 30.75% (1)(2)(3)(4)
	Communications Service NEC – 30.75%
233,229	AnchorFree, Inc. Series A Convertible Preferred	$419,812	$1,987,111

	Total Affiliated Preferred Securities	419,812	1,987,111

	COMMON EQUITIES – 1.98% (1)(2)(3)(4)
	Communications Service NEC –1.98%
15,023	AnchorFree, Inc	92,971	127,996

	Total Affiliated Common Securities	92,971	127,996

	TOTAL AFFILIATED INVESTMENTS	512,783	2,115,107
	TOTAL UNAFFILIATED INVESTMENTS	15,371,604	5,242,369
	TOTAL INVESTMENTS	$15,884,387	$7,357,476
	OTHER ASSETS AND LIABILITIES – (13.85%)		(895,218)
	TOTAL NET ASSETS		$6,462,258

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Schedule of Investments

June 30, 2017 (unaudited)

Name of Issuer and Title of Issue	Number of Shares	Amount of Equity in Net Profit and Loss for the Period	Amount of Dividends or Interest	Value(5) 12/31/17
AnchorFree, Inc.(1)(2)(3)
Preferred A Equity	233,229	$0	$0	$1,987,111
AnchorFree, Inc. (1)(2)(3)
Common Stock	15,023	$0	$0	$127,996

Total Restricted and/or Controlled Securities		$0	$0	$2,115,107

(1)	Securities in a privately owned company.

(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

(3)	Non-Income Producing.

(4)	Percentage is calculated as a percentage of net assets.

(5)	See Note 5 to the Financial Statements.

(6)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0000. During 2016 PetroHunter declared Chapter 7 bankruptcy. The Fund is attempting to recover amounts owed to it by PetroHunter through that process.

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS

Assets:
Investments at fair value
Unaffiliated investments, cost of $12,903,662	$2,774,426
Affiliated investments, cost of $512,783	2,115,107
Total investments, cost of $13,416,445		$4,889,533
Cash and cash equivalents		5,000
Federal Government Obligations Fund		2,462,942
Dividends receivable		1,500
Prepaid and other assets		66,848
		$7,425,823

LIABILITIES AND NET ASSETS

Liabilities:
Due to Broker		$959,743
Accounts payable		3,823
Total liabilities		$963,566

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized, 4,673,867 shares issued, and 4,463,967 shares outstanding		$4,673,867
Additional paid in capital		21,570,782
Treasury stock at cost		(1,734,967)
Accumulated net realized loss on investments		(9,520,514)
Net unrealized depreciation of investments		(8,526,911)
Net assets		$6,462,257
Net assets value per share		$1.45

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

Investment income:
Interest income	$3
Dividend income	6,907
6,910

Expenses:
General and administrative	3,599
Shareholder expenses	17,991
Interest Expense	23,901
Legal fees	(11,693)
Audit and accounting fees	85,395
Directors’ fees and expenses	53,500
Insurance expense	28,349
Management fee to affiliate	58,054

259,096

Net investment loss	(252,186)

Realized and unrealized gain (loss) on investments:
Net unrealized depreciation of investments	(814,789)
Net realized gain on investments – unaffiliated	190,249

Net loss on investments	$(624,540)

Net decrease in net assets resulting from operations	$(876,726)

Net decrease in net assets resulting from operations per share	$(0.20)

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2017 (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016

From operations:
Net investment loss	$(252,186)	$(740,096)
Net realized gain (loss) on investment	190,249	(788,868)
Net unrealized (depreciation) appreciation of investments	(814,789)	2,747,823

Net (decrease) increase in net assets resulting from operations	(876,726)	1,218,859

Net assets:
Beginning of period	7,338,984	6,120,125

End of period	$6,462,258	$7,338,984

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (unaudited)

Cash flows from operating activities:
Decrease in net assets resulting from operations	$(876,726)
Adjustments to reconcile decrease in net assets to net cash provided by (used in) operating activities:
Net unrealized depreciation on investments	814,789
Net realized gain on investments	(190,249)
Increase in dividend receivable	(857)
Increase in prepaid and other assets	(26,951)
Decrease in accounts payable	(41,394)
Decrease in accounts payable-affiliate	(33,285)
Purchase of investments	(5,781,415)
Proceeds from sale of investments	7,111,475

Net cash provided by operating activities	975,387

Cash flows from financing activities:
Net margin repayments	(975,387)

Net cash used in financing activities	(975,387)

Net increase (decrease) in cash and cash equivalents	0

Cash and cash equivalents at beginning of the period	5,000

Cash and cash equivalents at end of the period	$5,000

Supplemental Cash Flow Information	$23,901
Cash paid for interest

See Accompanying Notes to Financial Statements

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 1	Organization and Business Purpose

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders with above-market rates of return through capital appreciation and income through a long-term, value-oriented investment strategy using a wide variety of financial instruments including, but not limited to common stocks, fixed income securities including convertible and non-convertible debt securities or loans, distressed debt, warrants and preferred stock, exchange traded funds and exchange traded notes, open and closed-end funds, derivatives including options and swaps and other instruments and securities which may or may not be listed on a regulated securities exchange.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, served as the Investment Adviser to the Fund until June 29, 2017, when the shareholders elected Horizon Asset Management LLC (“Horizon”), a subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”) as its Investment Adviser. In its capacity as Investment Advisor for the first six months of the year, RENN Group was responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

On July 6, 2017, Horizon Asset Management LLC (“Horizon”) assumed advisory responsibilities of the Fund. Shareholders and Horizon modified the current investment strategy of the Fund to include a value discipline that is consistent with Horizon’s long-term, fundamental value approach. Under the new agreement, certain fees and expenses have changed. Additional information is provided in the special meeting proxy filed with the Securities and Exchange Commission on April 28, 2017.

Note 2	Summary of Significant Accounting Policies

Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 4.

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis. Change in unrealized gain/loss is reflected during the period of the change. Dividend income is recorded on the record date. Interest income is recorded as earned on an accrual basis. For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies. The Fund reserves any dividends or interest income which is deemed to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of June 30, 2017, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts. The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of June 30, 2017, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 2	Summary of Significant Accounting Policies, continued

Mutual Funds	Quantity	Value	% Net Assets
Federated Government Obligation Fund (GOFXX)	2,467,942	$2,467,942	38.19%
Total Mutual Funds	2,467,942	$2,467,942	38.19%

Income Tax

The Fund has elected the special income tax treatment available to “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders. The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders. It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC. Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders. Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years. There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3	Due to/from Broker

The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers. “Due from broker” represents unsettled sales transactions. “Due to broker” represents a margin loan payable to these brokers, which is secured by cash maintained with the lending broker as collateral for the margin loan. The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. RENN Group actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At June 30, 2017, there was a “Due to Broker” margin balance of $959,743. The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”).  In general, under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill.  The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.

The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.  The interest charges are added to the loan balance.  At June 30, 2017, the margin interest rate was 5.125%.  The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for xtraordinary or emergency purposes.  Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 4	Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund. In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses. A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group received a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter. The Fund incurred $58,054, during the six months ended June 30, 2017, for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund. Such reimbursements were $2,021.85 during the six months ended June 30, 2017.

Effective July 6, 2017, Horizon now performs the aforementioned investment advisory and administrative services for the operation of the Fund. Pursuant to this new agreement, Horizon will receive a management fee computed at an annual rate of 1.0% of net assets in excess of $25 million; Horizon receives no fee on assets less than $25 million. A summary of additional fees and expenses of the Fund is provided in the special meeting proxy filed with the Securities and Exchange Commission on April 28, 2017.

Note 5	Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 5	Valuation of Investments (continued)

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus, the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Equities	$0	$0	$1,987,111	$1,987,111
Common stock	1,574,466	0	127,996	1,702,462
US Treasury Note Maturity	1,199,961	0	0	1,199,961
Federal Government Obligation Fund	2,467,942	0	0	2,467,942
Total Investments	$5,242,369	$0	$2,115,107	$7,357,476

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise. There were no transfers between levels during the quarter ending June 30, 2017.

One portfolio company is being classified as Level 3. AnchorFree, Inc. is a private company and at June 30, 2016, the investment was valued primarily using forecasted revenues and thus qualifies as a Level 3 security.

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 5	Valuation of Investments (continued)

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 06/30/17	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Preferred	$1,987,111	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%
Common Stock	$127,996	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%

See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

Note 6	Income Taxes

During 2017 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the six months ended June 30, 2017, there was no taxable investment income or taxable net realized long-term capital gain, and therefore no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the six months ended June 30, 2017.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 7	Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

	June 30,	Years Ended December 31,
	2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.64	$1.37	$2.21	$2.36	$2.53	$2.13

Net investment loss	(0.06)	(0.17)	(0.10)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.14)	0.44	(0.74)	(0.03)	(0.03)	0.53

Total return from investment operations	(0.19)	0.27	(0.84)	(0.15)	(0.17)	0.40

Net asset value, end of period	$1.45	$1.64	$1.37	$2.21	$2.36	$2.53
Per-share market value, end of period	$1.29	$1.22	$0.90	$1.30	$1.45	$1.42

Portfolio turnover rate	101.77%	72.18%	8.83%	0.00%	42.58%	32.29%

Total investment return based on market value: (a)	5.74%	35.562%	(30.77)%	(10.34)%	2.11%	(21.98)%

Ratio to average net assets: (b)
Net investment loss	(3.66)%	(12.01)%	(5.55)%	(4.86)%	(5.11)%	(5.34)%

Expenses	3.76%	12.16%	5.57%	4.86%	5.47%	6.51%

(a)	Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions. Total investment return calculated for a period of less than one year is not annualized.
(b)	Average net assets have been computed based on monthly valuations.

Note 8	Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to AnchorFree, Inc. prior to Mr. Cleveland’s joining the board. In accordance with the agreement between the Fund and Mr. Cleveland, the Fund received 15,023 shares at no cost when the options were exercised on January 2, 2016. Russell Cleveland disclaims any beneficial ownership in the Fund's portion.

There were no similar related party transactions during the first six months of 2017.

RENN Fund, Inc.

Notes to Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Note 9	Subsequent Events

In preparing the accompanying financial statements, the Fund has reviewed events that have occurred after June 30, 2017, through August 29, 2017, the date the financial statements were available to be issued. On July 6, 2017, Horizon Asset Management LLC (“Horizon”) assumed investment advisory responsibilities of the Fund. At the Annual meeting of Shareholders held on June 29, 2017, the Shareholders approved the new investment advisory agreement between Horizon and the Fund which was one of four proposals presented in the special meeting proxy filed with the Securities and Exchange Commission on April 28, 2017.

In addition, the Board of Directors approved the appointment of new officers of the Fund, the firm of UMB Fund Services, Inc. as the Fund’s Administrator and the firm of Tait Weller & Baker LLP as the Fund’s auditor.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

RENN Fund, Inc.

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2017 (unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees. Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund. The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group received a monthly fee of $2,000 (the Chairman of the Audit Committee received $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended. The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund. The aggregate compensation paid to the directors during the period covered by this Report was $53,500. Effective July 6, 2017, neither directors who are not employees of the Fund nor directors who are considered “interested persons” of the Fund receive any fees for their directorship services.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov. Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (646) 495-7330. You may also obtain the description on the Fund’s website at www.horizonkinetics.com.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30. It is filed with the SEC on Form N-PX and is available by calling collect (646) 495-7330 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six-month period covered by this report, issues were presented to the shareholders for their vote at a Special Meeting of Shareholders on June 29, 2017 (originally scheduled for June 5, 2017, but adjourned on that date to allow for further solicitation of proxies).

The record date for determination of shareholders entitled to vote was April 20, 2017. As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund. Each such share was entitled to one vote. At the Meeting, the holders of 3,671,172 shares, or 82.24%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

For all Proposals, percentages shown are based on the number of the outstanding voting securities of the Fund. The issues presented and the results of the voting thereon are as follows:

RENN Fund, Inc.

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2017 (unaudited)

Proposal One - At the Special Meeting, a vote by ballot was taken for the approval of a new investment advisory agreement between Horizon Asset Management LLC (“Horizon”) and the Fund. The Inspector of Elections conducted the voting and counted and determined the number of shares of Common Stock voted with respect to the proposal and do hereby declare and certify that the votes cast for the approval of a new investment advisory agreement between Horizon and the Fund were as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,771,280 (62.08%)	186,769 (4.187%)	146,259 (3.28%)	566,864 (12.70%)

Proposal Two – At the Special Meeting, a vote by ballot was taken for the approval of a proposal to revoke the Plan of Liquidation and Dissolution (the “Plan of Liquidation”) previously approved by the Fund’s shareholders at the Annual Meeting held on August 4, 2016. The Inspector of Elections conducted the voting and counted and determined the number of shares of Common Stock voted with respect to the proposal and do hereby declare and certify that the votes cast for the approval of a proposal to revoke the Plan of Liquidation were as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,743,382 (61.46%)	218,547 (4.907%)	142,379 (3.19%)	566,864 (12.70%)

Proposal Three – At the Special Meeting, a vote by ballot was taken for the election of Murray Stahl, Eric Sites, Alice C. Brennan, and Herbert M. Chain as Directors of the Fund, each of whom is to hold office for the remainder of the original three (3)-year term applicable to the class of Directors to which he or she is elected and until his or her successor is elected and qualified. The Inspector of Elections conducted the voting and counted and determined the number of shares of Common Stock voted in the election of directors and do hereby declare and certify that votes cast in the election of directors were as follows:

Nominees	Votes For	Votes Against	Abstentions	Broker Non-Votes
Murray Stahl	3,273,409 (73.33%)	207,082 (4.64%)	166,243 (3.72%)	24,438 (0.55%)
Eric Sites	3,273,409 (73.52%)	200,752 (4.50%)	164,057 (3.68%)	24,438 (0.55%)
Alice C. Brennan	3.276,859 (73.41%)	204,947 (4.59%)	164,927 (3.69%)	24,438 (0.55%)
Herbert M. Chain	3,271,218 (73.28%)	206,146 (4.62%)	169,370 (3.79%)	24,438 (0.55%)

Proposal Four - At the Special Meeting, a vote by ballot was taken for the ratification of the appointment by the Fund’s Board of Directors of BKD, LLP, as the auditor of the Fund for the fiscal year ended December 31, 2016. The Inspector of Elections conducted the voting and counted and determined the number of shares of Common Stock voted with respect to the proposal and do hereby declare and certify that the votes cast for the ratification of the appointment by the Fund’s Board of Directors of BKD, LLP, as the auditor of the Fund for the fiscal year ended December 31, 2016 were as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
3,375,494 (75.62%)	157,435 (3.537%)	138,243 (3.10%)	0 (0.00%)

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis. Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested. You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co. You may terminate participation by notifying the Plan Agent in writing. If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately. Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8200 extension 6412 and whose address is 6201 15th Ave, Brooklyn, NY 11219-5498.

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

CORPORATE INFORMATION

Executive Officers

Russell Cleveland	President, Chief Executive Officer, and Chief Financial Officer
Lynne Marie Simon	Secretary and Chief Compliance Officer

As of July 6, 2017
Murray Stahl	President, Chief Executive Officer, Chairman of the Board
Jay Kesslen	Vice-President, Chief Compliance Officer
Hugh Ross	Treasurer
Russell Grimaldi	Secretary

Corporate Offices

RENN Fund, Inc.

c/o Horizon Asset Management LLC

470 Park Avenue South

New York, NY 10016

Phone:	(646) 495-7330
Fax:	(646) 403-3597
Website:	www.horizonkinetics.com

Registrar and Transfer Agent

American Stock Transfer &

Trust Company, LLC

6201 15th Ave.

Brooklyn, NY 11219

Phone: (718) 921-8200 extension 6412

Fund Administrator

UMB Fund Services

235 W. Galena Street

Milwaukee, WI 53212-3949

Phone: (414) 299-2210

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Phone: (215) 979-8800

Item 2.	Code of Ethics.

Not applicable for a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers.

On July 6, 2017, Horizon Asset Management LLC (“Horizon”) assumed investment advisory responsibilities of the Fund. At the Annual meeting of Shareholders held on June 29, 2017, the Shareholders approved the new investment advisory agreement between Horizon and the Fund. More information is available in the special meeting proxy filed with the Securities and Exchange Commission on April 28, 2017.

Item 9.	Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

None

Item 10. Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act. No such proposals were received.

Item 11. Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report. Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

Item 12. Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS RC
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS RC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the undersigned on behalf of the Fund and in the capacities and on the date indicated.

RENN Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and Chief Financial Officer

Date: August 29, 2017